Principal activities and reorganization - Summary of Subsidiary of Limited Liability Company or Limited Partnership (Details)	12 Months Ended
Dec. 31, 2023
Waterdrop Group HK Limited [Member] | Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	May 31, 2018
Place of Incorporation/ Establishment	Hong Kong
Principal Subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Waterdrop Technology [Member] | Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	Oct. 17, 2018
Place of Incorporation/ Establishment	PRC
Principal Subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Research and development service for the Group
Zongqing Xiangqian [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	Aug. 02, 2013
Place of Incorporation/ Establishment	PRC
VIEs and its principal subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Operating management service for the Group
Shuidi Hubao [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	Dec. 12, 2016
Place of Incorporation/ Establishment	PRC
VIEs and its principal subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Medical crowdfunding platform services
Shuidi Hulian [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	Dec. 12, 2016
Place of Incorporation/ Establishment	PRC
VIEs and its principal subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Mutual aid platform services1
Shuidi Insurance Brokerage Co., Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	Oct. 19, 2012
Place of Incorporation/ Establishment	PRC
VIEs and its principal subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage services
Beijing Yifan Fengshun Medical Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/ Establishment	Dec. 18, 2020
Place of Incorporation/ Establishment	PRC
VIEs and its principal subsidiaries, Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Digital clinical trial solution